Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Mar. 31, 2024
Accumulated Other Comprehensive Loss [Abstract]
Schedule of accumulated other comprehensive loss
	March 31, 2024	March 31, 2023
Change in fair value on equity investments designated as FVTOCI	$24,421	$24,355
Share of other comprehensive loss in associate	1,449	1,380
Currency translation adjustment	34,175	17,508
Balance, end of the year	$60,045	$43,243